Summary of Basis of Accounting (Details) - EBP 001 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Accounting Policy [Line Items]
Investments at fair value	$ 50,590,945	$ 49,012,871
Total Fair Value
EBP, Accounting Policy [Line Items]
Investments at fair value	46,742,587	43,491,899
Total Fair Value | Key Tronic Corporation common stock
EBP, Accounting Policy [Line Items]
Investments at fair value	$ 826,025	$ 1,108,385